Federated Hermes Mid-Cap Index Fund
Portfolio of Investments
January 31, 2026 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—97.3%
		Communication Services—1.5%
10,825	[2]	Echostar Holding Corp.	$ 1,225,606
12,993		New York Times Co., Class A	952,517
2,925		Nexstar Media Group, Inc., Class A	621,212
47,915	[2]	Pinterest, Inc.	1,060,359
7,328		Warner Music Group Corp.	219,693
22,050	[2]	ZoomInfo Technologies, Inc.	177,503
		TOTAL	4,256,890
		Consumer Discretionary—11.2%
3,785	[2]	Abercrombie & Fitch Co., Class A	369,530
21,137		Aramark	813,563
5,620		Autoliv, Inc.	681,369
2,199	[2]	AutoNation, Inc.	450,751
23,166		Bath & Body Works, Inc.	505,019
20,064		BorgWarner, Inc.	951,234
4,649		Boyd Gaming Corp.	393,026
6,937		Brunswick Corp.	556,486
4,531	[2]	Burlington Stores, Inc.	1,340,542
9,580	[2]	Capri Holdings Ltd.	216,221
6,972	[2]	Cava Group, Inc.	422,643
18,099	[2]	Chewy, Inc.	526,862
1,662		Choice Hotels International, Inc.	170,854
5,327		Churchill Downs, Inc.	523,964
2,037		Columbia Sportswear Co.	112,605
5,619	[2]	Crocs, Inc.	471,546
4,701		Dick’s Sporting Goods, Inc.	949,602
3,218	[2]	Duolingo, Inc.	431,405
10,211	[2]	Dutch Bros, Inc.	555,376
5,145	[2]	Five Below, Inc.	985,988
8,666	[2]	Floor & Decor Holdings, Inc.	571,609
33,137	[2,3]	GameStop Corp.	791,312
18,201		Gap (The), Inc.	509,264
17,606		Gentex Corp.	405,114
23,010	[2]	Goodyear Tire & Rubber Co.	216,524
390		Graham Holdings Co.	454,986
3,006	[2]	Grand Canyon Education, Inc.	522,563
10,166		H&R Block, Inc.	401,049
9,500		Harley-Davidson, Inc.	188,100
4,816	[2]	Hilton Grand Vacations, Inc.	217,250
2,568		Hyatt Hotels Corp.	401,558
3,150		KB HOME	181,251
4,172		Lear Corp.	488,500
1,950		Lithia Motors, Inc.	630,708
27,123		Macy’s, Inc.	543,002
24,992	[2]	Mattel, Inc.	522,083
1,371		Murphy USA, Inc.	579,261
4,930	[2]	Ollie’s Bargain Outlet Holdings, Inc.	543,828
1,483		Penske Automotive Group, Inc.	232,520

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
6,674	[2]	Planet Fitness, Inc.	$ 607,601
4,297		Polaris, Inc., Class A	274,320
3,870		PVH Corp.	241,333
825	[2]	RH	164,035
11,273		Service Corp. International	906,687
16,881		Somnigroup International, Inc.	1,482,996
5,755	[2]	Taylor Morrison Home Corp.	350,767
5,320		Texas Roadhouse, Inc.	956,855
2,994		Thor Industries, Inc.	334,939
7,751		Toll Brothers Finance Corp.	1,119,942
2,544	[2]	TopBuild Corp.	1,190,719
6,982		Travel + Leisure Co.	485,528
26,393		V.F. Corp.	517,039
2,891	[3]	Vail Resorts, Inc.	384,705
10,221	[2]	Valvoline, Inc.	334,431
2,195		Visteon Corp.	199,438
2,837	[3]	Whirlpool Corp.	226,932
1,772		Wingstop, Inc.	470,342
6,076		Wyndham Hotels & Resorts, Inc.	442,272
6,258	[2]	YETI Holdings, Inc.	286,053
		TOTAL	30,806,002
		Consumer Staples—4.1%
31,804		Albertsons Cos., Inc.	529,537
10,129	[2]	Bellring Brands, Inc.	251,908
9,227	[2]	BJ’s Wholesale Club Holdings, Inc.	852,944
2,990		Casey’s General Stores, Inc.	1,813,435
15,391	[2]	Celsius Holdings, Inc.	807,720
4,549		Coca-Cola Bottling Co.	691,721
29,538	[2]	Coty, Inc., Class A	93,635
12,721	[2]	Darling Ingredients, Inc.	580,841
4,796	[2]	elf Beauty, Inc.	407,612
16,982		Flowers Foods, Inc.	194,104
3,949		Ingredion, Inc.	466,377
17,653	[2]	Maplebear, Inc.	655,985
12,611	[2]	Performance Food Group Co.	1,203,720
154		Pilgrim’s Pride Corp.	6,679
3,844	[2]	Post Holdings, Inc.	393,280
7,830	[2]	Sprouts Farmers Market, Inc.	555,225
618	[2]	The Boston Beer Co., Inc., Class A	132,017
1,636		The Marzetti Co.	280,689
17,928	[2]	US Foods Holding Corp.	1,499,139
		TOTAL	11,416,568
		Energy—4.0%
34,118		Antero Midstream Corp.	642,101
23,567	[2]	Antero Resources Corp.	857,132
4,573		Chord Energy Corp.	458,397
7,357	[2]	CNX Resources Corp.	285,452
8,176		DT Midstream, Inc.	1,030,339
12,574		HF Sinclair Corp.	653,722
9,394		Matador Resources Co.	424,985
10,790		Murphy Oil Corp.	324,671
29,331		NOV, Inc.	538,224

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
23,848		Ovintiv, Inc.	$ 1,036,673
2,297		PBF Energy, Inc.	76,858
55,839		Permian Resources Corp.	900,683
19,053		Range Resources Corp.	721,156
32,530		TechnipFMC PLC	1,812,572
5,203	[2]	Valaris Ltd.	300,369
10,165		Viper Energy, Inc.	430,386
5,769		Weatherford International PLC	542,747
		TOTAL	11,036,467
		Financials—15.3%
2,262		Affiliated Managers Group, Inc.	708,210
22,543		Ally Financial, Inc.	953,118
6,503		American Financial Group, Inc.	847,146
49,209		Annaly Capital Management, Inc.	1,132,299
13,147		Associated Banc-Corp.	358,387
11,206		Bank OZK	532,957
4,597	[2]	Brighthouse Financial, Inc.	294,484
20,857		Carlyle Group LP/The	1,225,974
10,660		CNO Financial Group, Inc.	448,253
24,053		Columbia Banking Systems, Inc.	708,120
10,398		Commerce Bancshares, Inc.	547,351
21,499		Corebridge Financial, Inc.	662,814
5,142		Cullen Frost Bankers, Inc.	708,670
11,065		East West Bancorp, Inc.	1,266,279
23,042		Equitable Holdings, Inc.	1,069,149
7,773		Essent Group Ltd.	489,077
2,500	[2]	Ethos Technologies, Inc.	37,625
3,145	[2]	Euronet Worldwide, Inc.	227,887
2,729		Evercore, Inc., Class A	964,074
5,943		Federated Hermes, Inc.	316,643
20,494		Fidelity National Financial, Inc.	1,114,669
8,195		First American Financial Corp.	517,760
10,479		First Financial Bankshares, Inc.	333,442
39,596		First Horizon Corp.	969,706
3,123		FirstCash Holdings, Inc.	532,471
15,378		Flagstar Bank, N.A.	203,297
28,799		FNB Corp. (PA)	505,422
10,345		Glacier Bancorp, Inc.	524,285
3,289		Hamilton Lane, Inc.	464,538
6,724		Hancock Whitney Corp.	462,611
2,861		Hanover Insurance Group, Inc.	498,215
14,698		Home Bancshares, Inc.	424,772
4,384		Houlihan Lokey, Inc.	737,915
4,349		International Bancshares Corp.	302,864
12,789		Janus Henderson Group PLC	615,535
13,271		Jefferies Financial Group, Inc.	811,920
4,708		Kemper Corp.	185,542
1,778		Kinsale Capital Group, Inc.	703,875
22,319		MGIC Investment Corp.	600,827
1,918		Morningstar, Inc.	387,609
27,967		Old National Bancorp	683,234
18,307		Old Republic International Corp.	717,085

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
10,739		Pinnacle Financial Partners, Inc.	$ 1,021,172
2,566		Primerica, Inc.	674,961
7,639		Prosperity Bancshares, Inc.	527,167
5,285		Reinsurance Group of America, Inc.	1,071,534
3,708		RenaissanceRe Holdings Ltd.	1,044,544
5,430		RLI Corp.	317,275
6,727	[3]	Ryan Specialty Group Holdings, Inc.	324,780
7,483		SEI Investments Co.	657,382
4,858		Selective Insurance Group, Inc.	408,461
3,428	[2,3]	Shift4 Payments, Inc.	202,389
11,537		SLM Corp.	313,230
6,756		South State Corp.	691,341
27,993		Starwood Property Trust, Inc.	501,914
8,188		Stifel Financial Corp.	1,009,580
2,279	[2]	Texas Capital Bancshares, Inc.	230,566
4,663		UMB Financial Corp.	592,854
14,489		United Bankshares, Inc.	613,319
14,006		Unum Group	1,064,036
49,349		Valley National Bancorp	614,889
9,388		VOYA Financial, Inc.	719,684
12,971		Webster Financial Corp. Waterbury	853,103
9,789		Western Alliance Bancorp	872,689
3,616	[2]	WEX, Inc.	556,502
5,386		Wintrust Financial Corp.	794,381
14,042		Zions Bancorporation, N.A.	841,256
		TOTAL	42,315,120
		Health Care—8.3%
54,829	[2]	Avantor, Inc.	598,733
15,449	[2]	BioMarin Pharmaceutical, Inc.	873,487
1,462	[2]	Bio-Rad Laboratories, Inc., Class A	429,389
6,027		Bruker Corp.	266,936
1,139		Chemed Corp.	486,513
9,002	[2]	Cytokinetics, Inc.	568,836
4,591		Dentsply Sirona, Inc.	57,250
14,019	[2]	Doximity, Inc.	525,292
45,805	[2]	Elanco Animal Health, Inc.	1,102,984
8,091		Encompass Health Corp.	764,842
4,626		Ensign Group, Inc.	794,099
13,221	[2]	Envista Holdings Corp.	310,297
21,561	[2]	Exelixis, Inc.	891,763
8,959	[2]	Globus Medical, Inc.	812,402
3,764	[2]	Haemonetics Corp.	250,908
9,457	[2]	Halozyme Therapeutics, Inc.	678,162
6,929	[2]	HealthEquity Inc.	593,607
15,376	[2,3]	Hims & Hers Health, Inc.	416,536
12,288	[2]	Illumina, Inc.	1,779,425
5,665	[2]	Jazz Pharmaceuticals PLC	931,836
5,333	[2]	Lantheus Holdings, Inc.	356,884
6,472	[2]	Livanova PLC	425,275
3,672	[2]	Masimo Corp.	504,276
2,021	[2]	Medpace Holdings, Inc.	1,177,192
8,018	[2]	Neurocrine Biosciences, Inc.	1,090,929

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
12,765	[2]	Option Care Health, Inc.	$ 434,010
2,739	[2]	Penumbra, Inc.	981,028
4,255	[2]	Repligen Corp.	635,569
29,305	[2]	Roivant Sciences Ltd.	633,574
16,676	[2]	Sotera Health Topco, Inc.	302,169
7,733	[2]	Tenet Healthcare Corp.	1,463,702
3,463	[2]	United Therapeutics Corp.	1,625,844
		TOTAL	22,763,749
		Industrials—23.9%
4,006	[3]	Aaon, Inc.	364,786
2,446		Acuity, Inc.	756,401
6,633		Advanced Drainage System, Inc.	1,008,481
10,651		AECOM	1,027,076
2,188	[2]	Aerovironment, Inc.	609,117
6,190		AGCO Corp.	702,008
9,328	[2]	Alaska Air Group, Inc.	474,142
53,081	[2]	American Airlines Group, Inc.	705,977
33,128	[2]	APi Group Corp.	1,377,131
3,033		Applied Industrial Technologies, Inc.	789,824
12,103	[2]	ATI, Inc.	1,455,991
464	[2,3]	Avis Budget Group, Inc.	53,355
8,253		Booz Allen Hamilton Holding Corp.	729,730
7,970		BWX Technologies, Inc.	1,637,277
1,776	[2]	CACI International, Inc., Class A	1,102,150
3,352		Carlisle Cos., Inc.	1,142,663
3,604		Carpenter Technology Corp.	1,145,459
3,554	[2]	Chart Industries, Inc.	736,886
4,039	[2]	Clean Harbors, Inc.	1,049,777
84,553		CNH Industrial NV	909,790
3,554		Concentrix Corp.	132,742
12,942	[2]	Core & Main, Inc.	690,585
3,937		Crane Co.	719,054
2,965		Curtiss-Wright Corp.	1,947,086
9,314		Donaldson Co., Inc.	949,469
2,329	[2]	Dycom Industries, Inc.	848,664
3,701		EnerSys, Inc.	666,883
4,590		Esab Corp.	555,849
12,762	[2]	Exlservice Holding, Inc.	499,632
2,248		Exponent, Inc.	161,564
10,222		Flowserve Corp.	798,849
9,834	[2]	Fluor Corp.	454,233
9,661		Fortune Brands Innovations, Inc.	522,660
1,694	[2]	FTI Consulting, Inc.	295,891
2,124		GATX Corp.	386,377
12,894		Genpact Ltd.	568,625
14,887		Graco, Inc.	1,300,082
9,207	[2]	GXO Logistics, Inc.	521,024
6,401		Hexcel Corp.	530,067
7,017		ITT Corp.	1,279,199
10,212		KBR, Inc.	437,176
4,359	[2]	Kirby Corp.	512,880
10,599		Knight-Swift Transportation Holdings, Inc.	584,005

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
12,384	[2]	Kratos Defense & Security Solutions	$ 1,275,676
3,649		Landstar System, Inc.	545,015
4,425		Lincoln Electric Holdings, Inc.	1,174,174
4,329	[2]	Mastec, Inc.	1,041,038
4,532		Maximus, Inc.	428,002
3,726	[2]	Middleby Corp.	548,355
2,960		MSA Safety, Inc.	524,364
3,679		MSC Industrial Direct Co., Inc.	310,287
8,928		Mueller Industries, Inc.	1,215,458
11,933	[2]	NextPower, Inc.	1,397,235
12,977		nVent Electric PLC	1,456,798
5,087		Oshkosh Corp.	731,612
6,609		Owens Corning, Inc.	792,023
2,148	[2]	Parsons Corp.	150,489
4,394	[2]	Paylocity Corp.	593,102
14,933		RB Global, Inc.	1,695,941
2,531	[2]	RBC Bearings, Inc.	1,264,665
5,338		Regal Rexnord Corp.	862,087
3,247		Ryder System, Inc.	621,086
2,143	[2]	Saia, Inc.	717,626
3,701		Science Applications International Corp.	376,614
15,604		Sensata Technologies Holdings PLC	539,742
3,334		Simpson Manufacturing Co., Inc.	589,385
4,008	[2]	SPX Technologies, Inc.	835,307
15,511	[2]	StandardAero, Inc.	479,135
2,471	[2]	Sterling Infrastructure, Inc.	884,396
5,275		Terex Corp.	300,675
21,022		Tetra Tech, Inc.	791,689
4,422		The Brink’s Co.	561,771
5,097		Timken Co.	474,990
7,870		Toro Co.	720,105
15,617		TransUnion	1,234,055
7,705	[2]	Trex Co., Inc.	319,141
3,321		UFP Industries, Inc.	342,993
7,693		UL Solutions, Inc.	540,279
1,584		Valmont Industries, Inc.	705,767
2,438		Watsco, Inc.	942,165
2,204		Watts Industries, Inc., Class A	659,679
3,912		WESCO International, Inc.	1,132,250
4,822		Woodward, Inc.	1,532,625
10,356	[2]	XPO, Inc.	1,533,827
500	[2]	York Space Systems, Inc.	16,975
		TOTAL	65,999,215
		Information Technology—14.1%
3,034		Advanced Energy Industries, Inc.	774,762
9,973	[2]	Allegro MicroSystems, Inc.	368,103
9,144		Amkor Technology, Inc.	441,930
1,855	[2]	AppFolio, Inc.	352,227
2,981	[2]	Arrow Electronics, Inc.	394,953
800	[2]	ASGN, Inc.	41,672
6,540		Avnet, Inc.	408,031
3,160		Belden, Inc.	371,332

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
11,976		Bentley Systems, Inc.	$ 420,597
4,817	[2]	Bill.Com Holdings, Inc.	207,950
4,968	[2]	Blackbaud, Inc.	266,782
11,956	[2]	Ciena Corp.	3,010,640
5,181	[2]	Cirrus Logic, Inc.	675,292
17,050		Cognex Corp.	660,517
12,638	[2]	Coherent Corp.	2,681,531
3,546	[2]	Commvault Systems, Inc.	303,892
3,971		Crane NXT Co.	200,615
16,172	[2]	DocuSign, Inc.	849,677
4,921		Dolby Laboratories, Class A	315,879
18,570	[2]	Dropbox, Inc.	473,164
24,244	[2]	Dynatrace Holdings LLC	923,454
10,975		Entegris, Inc.	1,295,818
2,595	[2]	Fabrinet	1,270,097
29,737	[2]	Flex Ltd.	1,874,620
6,837	[2]	Guidewire Software, Inc.	962,376
2,033	[2]	IPG Photonics Corp.	187,870
13,585	[2]	Kyndryl Holdings, Inc.	312,455
11,000	[2]	Lattice Semiconductor Corp.	885,720
2,003		Littelfuse, Inc.	648,491
5,319	[2]	Lumentum Holdings, Inc.	2,084,197
5,150	[2]	MA-COM Technology Solutions Holdings, Inc.	1,128,159
4,846	[2]	Manhattan Associates, Inc.	731,794
5,402		MKS Inc.	1,271,685
2,877	[2]	Novanta, Inc.	387,072
24,325	[2]	Nutanix, Inc.	956,702
13,547	[2]	Okta, Inc.	1,144,451
3,941	[2]	Onto Innovation, Inc.	796,279
7,370		Pegasystems, Inc.	321,995
1,000	[2]	Pics NV	18,000
27,034	[2]	Pure Storage, Inc.	1,879,944
2,884	[2]	Qualys, Inc.	380,400
9,733	[2]	Rambus, Inc.	1,107,907
2,642	[2]	Silicon Laboratories, Inc.	376,353
3,135	[2]	Synaptics, Inc.	258,669
6,090		TD SYNNEX Corp.	966,300
8,302	[2]	TTM Technologies, Inc.	815,256
12,193	[2]	Twilio, Inc.	1,468,769
33,922	[2]	UiPath, Inc.	427,078
2,434		Universal Display Corp.	279,472
11,669		Vontier Corp.	437,587
		TOTAL	38,818,516
		Materials—5.5%
20,825		Alcoa Corp.	1,183,068
5,277		Aptargroup, Inc.	659,361
3,675		Ashland, Inc.	224,763
7,363		Avient Corp.	266,172
17,156	[2]	Axalta Coating Systems Ltd.	576,098
6,195		Cabot Corp.	447,217
39,055	[2]	Cleveland-Cliffs, Inc.	537,397
10,780		Commercial Metals Corp.	828,659

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
10,429		Crown Holdings, Inc.	$ 1,091,708
2,578		Eagle Materials, Inc.	525,422
15,358		Graphic Packaging Holding Co.	224,995
2,105		Greif, Inc., Class A	148,655
58,204		Hecla Mining Co.	1,310,754
4,557	[2]	Knife River Corp.	306,094
5,096		Louisiana-Pacific Corp.	426,739
9,050	[2,3]	MP Materials Corp.	531,869
805		Newmarket Corp.	539,986
9,176		Olin Corp.	190,953
4,205		Reliance, Inc.	1,385,547
6,033		Royal Gold, Inc.	1,588,549
10,311		RPM International, Inc.	1,102,865
3,575		Scotts Miracle-Gro Co.	229,587
3,916		Silgan Holdings, Inc.	168,975
7,932		Sonoco Products Co.	380,736
2,682		Westlake Corp.	212,736
		TOTAL	15,088,905
		Real Estate—6.3%
7,441		Agree Realty Corp.	537,463
14,221		American Healthcare REIT, Inc.	667,107
26,217		American Homes 4 Rent	821,116
24,615		Brixmor Property Group, Inc.	659,436
13,566		COPT Defense Properties	417,969
13,506		Cousins Properties, Inc.	340,891
18,338		Cubesmart	688,225
4,283		EastGroup Properties, Inc.	777,964
6,123		EPR Properties	332,112
15,587		Equity Lifestyle Properties, Inc.	984,631
12,862		First Industrial Realty Trust, Inc.	746,382
22,759		Gaming and Leisure Properties, Inc.	1,018,465
35,845		Healthcare Realty Trust, Inc.	601,838
19,197		Independence Realty Trust, Inc.	320,590
3,795	[2]	Jones Lang LaSalle, Inc.	1,358,268
8,753		Kilroy Realty Corp.	301,803
17,410		Kite Realty Group Trust	408,961
6,986		Lamar Advertising Co.	896,374
5,691		National Storage Affiliates Trust	181,031
15,273		NNN REIT, Inc.	636,426
20,862		Omega Healthcare Investors, Inc.	915,425
4,155		Park Hotels & Resorts, Inc.	45,414
5,719		PotlatchDeltic Corp.	238,654
6,008		Rayonier, Inc.	136,622
18,681		Rexford Industrial Realty, Inc.	757,141
13,193		Sabra Health Care REIT, Inc.	247,105
15,018		STAG Industrial, Inc.	563,325
16,823		Vornado Realty Trust, LP	536,317
19,628		WP Carey, Inc.	1,369,053
		TOTAL	17,506,108
		Utilities—3.1%
6,069		Black Hills Corp.	442,916
19,415		Essential Utilities, Inc.	753,108

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
3,332		Idacorp, Inc.	$ 442,456
8,840		National Fuel Gas Co.	740,350
5,373		New Jersey Resources Corp.	265,856
4,939		Northwestern Energy Group, Inc.	335,160
16,201		OGE Energy Corp.	707,660
4,825		ONE Gas, Inc.	383,877
4,887		Ormat Technologies, Inc.	610,582
9,046		Portland General Electric Co.	454,561
6,743		Southwest Gas Holdings, Inc.	558,455
4,747		Spire, Inc.	401,074
4,021	[2]	Talen Energy Corp.	1,400,756
7,883		TXNM Energy, Inc.	464,466
17,283		UGI Corp.	693,221
		TOTAL	8,654,498
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,390,560)	268,662,038
		INVESTMENT COMPANY—4.0%
10,955,403		Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[4] (IDENTIFIED COST $10,955,403)	10,955,403
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $164,345,963)	279,617,441
		OTHER ASSETS AND LIABILITIES - NET—(1.3%)[5]	(3,469,702)
		NET ASSETS—100%	$276,147,739
At January 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
S&P MidCap 400 E-Mini Index	22	$7,584,500	March 2026	$135,817
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliates, which are either the parent company of the Manager or investment companies which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2026, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Total of Affiliated Transactions
Value as of 10/31/2025	$340,960	$8,372,946	$8,713,906
Purchases at Cost	$—	$44,247,436	$44,247,436
Proceeds from Sales	$(55,373)	$(41,664,979)	$(41,720,352)
Change in Unrealized Appreciation/Depreciation	$(2,266)	$—	$(2,266)
Net Realized Gain/(Loss)	$33,322	$—	$33,322
Value as of 1/31/2026	$316,643	$10,955,403	$11,272,046
Shares Held as of 1/31/2026	5,943	10,955,403	10,961,346
Dividend Income	$2,391	$124,555	$126,946

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,584,500 at January 31, 2026, which represents 2.7% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100%.

2	Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of January 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$3,262,956	$3,338,537

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at January 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities and exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2026, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust